INCOME TAXES (Schedule of Valuation Allowance Activity on Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 15,390	$ 8,762	$ 9,511
Additions charged to income tax expense	11,031	6,628
Reductions credited to income tax expense			(749)
Ending balance	$ 26,421	$ 15,390	$ 8,762